Provision for liabilities and charges - Other (Details) £ in Millions, $ in Millions	1 Months Ended		3 Months Ended				12 Months Ended
	Jul. 31, 2017 USD ($)	Jul. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of financial liabilities
Provisions made								£ 2,400
Provisions utilised								6,477
Provisions for liabilities				£ 7,757				7,757	£ 12,836
FHFA | FHFA
Disclosure of financial liabilities
Provisions made					$ 196	£ 151
Settlement amount	$ 32,000	£ 25,000
Settlement amount paid							$ 5,500	4,200
Settlement amount reimbursed							754	581
Provisions utilised							4,750	3,650
Residential mortgage backed securities
Disclosure of financial liabilities
Provisions made								714
Provisions utilised								3,632
Provisions for liabilities				3,243				3,243	6,752
Property and other
Disclosure of financial liabilities
Provisions made								1,003
Provisions utilised								687
Provisions for liabilities				1,950				1,950	1,808
RMBS and other securitised products investigations | Residential mortgage backed securities
Disclosure of financial liabilities
Provisions made			$ 650	492			$ 971	714
HM Treasury provision | Property and other
Disclosure of financial liabilities
Provisions made						£ 50			£ 750
Provisions for liabilities				800				800
Restructuring provision | Property and other
Disclosure of financial liabilities
Provisions for liabilities				£ 482				£ 482